SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts	$ 0	$ 0